UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2005
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      900 North Michigan Avenue, Suite 1100
                 --------------------------------------
                 Chicago, Illinois  60611
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     11/14/05
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          34
                                        --------------------

Form 13F Information Table Value Total:       181,636
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

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

                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.
------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------  ------------ ---------  --------    --------------------  ----------   --------  --------------------
        NAME OF ISSUER           TITLE OF    CUSIP      VALUE       SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                  CLASS                (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
-----------------------------  ------------ ---------  --------    ---------  ---  ----  ----------   --------  --------------------
ACADIA PHARMACEUTICALS             COM      004225108    11,789    1,036,875   SH          Defined       1            1,036,875
ADVANCED MAGNETICS INC.            COM      00753P103    12,382    1,275,133   SH          Defined       1            1,275,133
AEOLUS PHARMACEUTICALS, INC        COM      00765G109       896      800,000   SH          Defined       1              800,000
ARADIGM CORPORATION                COM      038505103     2,140    2,000,000   SH          Defined       1            2,000,000
ARQULE INC                         COM      04269E107    10,438    1,333,103   SH          Defined       1            1,333,103
ARRAY BIO                          COM      04269X105     2,271      316,327   SH          Defined       1              316,327
AUTOIMMUNE, INC.                   COM      052776101     3,281    3,605,297   SH          Defined       1            3,605,297
AVANT IMMUNOTHERAPEUTICS INC       COM      053491106     5,518    4,244,248   SH          Defined       1            4,244,248
AVIGEN                             COM      053690103     1,943      699,037   SH          Defined       1              699,037
CORCEPT THERAPEUTICS INC.          COM      218352102     2,363      472,500   SH          Defined       1              472,500
CORGENTECH INC.                    COM      21872P105     3,917    1,659,900   SH          Defined       1            1,659,900
CORTECH                            COM      22051J308     2,173      762,466   SH          Defined       1              762,466
DOV PHARMACEUTICALS COMMON STOCK   COM      259858108       688       40,500   SH          Defined       1               40,500
DYNAVAX TECHNOLOGIES CORP          COM      268158102     4,351      649,400   SH          Defined       1              649,400
FLAMEL TECHNOLOGIES SP ADR         COM      338488109    38,573    2,062,742   SH          Defined       1            2,062,742
GENAERA CORPORATION                COM      36867G100       304      158,461   SH          Defined       1              158,461
GENELABS TECHNOLOGIES              COM      368706107     5,200    8,125,763   SH          Defined       1            8,125,763
ICORIA INC                         COM      451045108        20       78,700   SH          Defined       1               78,700
IDM PHARMA, INC.                   COM      449394105        73       13,527   SH          Defined       1               13,527
INSMED INC.                        COM      457669208     2,241    1,672,566   SH          Defined       1            1,672,566
ITHAKA SPAC                        COM      465707107     2,530      500,000   SH          Defined       1              500,000

------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------  ------------ ---------  --------    --------------------  ----------   --------  --------------------
        NAME OF ISSUER           TITLE OF    CUSIP      VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                  CLASS                (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
-----------------------------  ------------ ---------  --------    ---------  ---  ----  ----------   --------  --------------------
KOSAN BIOSCIENCES INC.             COM      50064W107     3,286      451,942   SH          Defined       1              451,942
MEMORY PHARMACEUTICALS CORP        COM      58606R403     4,904    1,809,533   SH          Defined       1            1,809,533
METABASIS THERAPEUTICS, INC.       COM      59101M105     2,484      426,000   SH          Defined       1              426,000
NEUROBIOLOGICAL TECHNOLOGIES       COM      64124W106     5,315    1,395,133   SH          Defined       1            1,395,133
PALATIN TECHNOLOGIES INC.          COM      696077304        94       41,077   SH          Defined       1               41,077
PHARMACOPEIA                       COM      7171EP101     4,041    1,132,000   SH          Defined       1            1,132,000
REPLIGEN CORP                      COM      759916109     4,771    1,529,275   SH          Defined       1            1,529,275
THERAVANCE INC.                    COM      88338T104     6,645      315,819   SH          Defined       1              315,819
ZONAGEN                            COM      98975L108     3,351      582,743   SH          Defined       1              582,743
AMGEN INC JAN 06 40 PUT           OPTION    031162950     7,967      100,000        Put    Defined       1              100,000
AMGEN INC JAN 06 55 PUT           OPTION    031162950     7,967      100,000        Put    Defined       1              100,000
AMGEN INC JAN 06 60 PUT           OPTION    031162950    15,934      200,000        Put    Defined       1              200,000
AMGEN INC JAN 07 40 PUT           OPTION    031162950     1,785       22,400        Put    Defined       1               22,400


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